NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	12 Months Ended
Nov. 30, 2013
Notes to Financial Statements
State of incorporation	State of Nevada
Date of incorporation	Nov. 01, 2006